DAMAGED GOODS INCIDENT RECOVERY (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Insurance [Abstract]
Settlement of accounts payable		$ 48,000	$ 339,000